SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2025
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
16.  supplemental disclosure with respect to cash flows

The changes in the Company’s non-cash working capital items relating to operating activities for the years indicated below are as follows:

For the years ended December 31,	2025	2024
	$	$
Changes in other receivables and prepaid expenses	(4,001,666)	(120,851)
Changes in accounts payable and accrued liabilities	11,281,645	395,741
Changes in due to related parties	-	(90,827)
CHANGE IN NON-CASH WORKING CAPITAL	7,279,979	184,063